Mercedes-Benz Auto Receivables
T
rust 2021-1

Amounts in USD
Investor Report
Collection Period Ended
31-Oct-2024
Dates
31-Oct-2024
Actual/360 Days
31
30/360 Days
30
15-Nov-2024
15-Nov-2024
Collection Period No.
38
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2, A-3 an
d
A-4 Notes (from... to)
1-Oct-2024
13-Nov-2024
14-Nov-2024
15-Nov-2024
15-Oct-2024
15-Oct-2024
Summary
Beginning
Balance
0.00
0.00
97,801,994.52
130,000,000.00
Principal
Payment
0.00
0.00
18,641,755.05
0.00
Ending
Balance
0.00
0.00
79,160,239.47
130,000,000.00
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
0.000000
0.000000
33.288848
0.000000
Initial
Balance
332,500,000.00
560,000,000.00
560,000,000.00
130,000,000.00
Note
Factor
0.000000
0.000000
0.141358
1.000000
227,801,994.52
209,160,239.47
18,641,755.05
T
otal Note Balance
1,582,500,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
40,576,974.05
268,378,968.57
4,230,080.81
272,609,049.38
40,576,974.05
249,737,213.52
3,889,911.53
253,627,125.05
40,578,961.98
1,623,078,961.98
34,735,936.60
1,657,814,898.58
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
2.50%
2.50%
2.50%
40,578,961.98
40,576,974.05
40,576,974.05
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Interest
Rate
0.000000%
0.210000%
0.460000%
0.730000%
Interest
Payment
0.00
0.00
37,490.76
79,083.33
Interest per
$1000 Fac
e
Amount
0.000000
0.000000
0.066948
0.608333
Interest & Principal
Payment
0.00
0.00
18,679,245.81
79,083.33
Interest & Principal Payment
per $1000 Fac
e
Amount
0.000000
0.000000
33.355796
0.608333
$18,758,329.14
T
otal
$1
16,574.09

Mercedes-Benz Auto Receivables
T
rust 2021-1

Amounts in USD
Investor Report
Collection Period Ended
31-Oct-2024
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
20,003,724.62
0.00
20,003,724.62
17,970,380.98
844,016.79
551,419.40
462,646.95
98,791.13
0.00
76,469.37
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees (max. $250,000 p.a.)
227,174.21
0.00
0.00
116,574.09
0.00
0.00
18,641,755.05
0.00
0.00
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
20,003,724.62
1,018,221.27
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
227,174.21
0.00
0.00
0.00
227,174.21
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2 Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
116,574.09
0.00
0.00
37,490.76
79,083.33
0.00
0.00
0.00
0.00
0.00
116,574.09
0.00
0.00
37,490.76
79,083.33
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
116,574.09
116,574.09
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
18,641,755.05
0.00
0.00
0.00
18,641,755.05
Aggregate Principal Distributabl
e
Amount
18,641,755.05
18,641,755.05
0.00

Mercedes-Benz Auto Receivables
T
rust 2021-1

Amounts in USD
Investor Report
Collection Period Ended
31-Oct-2024
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
4,057,697.40
0.00
4,057,697.40
Reserve Fund Require
d
Amount
plus/minus change to meet Reserve Fund Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
15,454.09
61,015.28
76,469.37
4,057,697.40
0.00
15,454.09
15,454.09
0.00
Notice to Investors

Mercedes-Benz Auto Receivables
T
rust 2021-1

Amounts in USD
Investor Report
Collection Period Ended
31-Oct-2024
Pool Statistics
Pool Data
3.76%
22.89
47.44
Cutoff Date Pool Balance
Amount
1,657,814,898.58
Pool Balance beginning of Collection Period
272,609,049.38
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
253,627,125.05
17,690
18,301
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
Number of Receivables
44,343
12,698,853.86
5,271,527.12
98,600.26
912,943.09
Pool Factor
15.30%
3.59%
55.46
9.86

Mercedes-Benz Auto Receivables
T
rust 2021-1

Amounts in USD
Investor Report
Collection Period Ended
31-Oct-2024
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
17,690
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
98.24%
1.36%
0.31%
0.10%
100.00%
249,151,385.41
3,448,289.83
782,135.14
245,314.67
253,627,125.05
17,477
166
39
8
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
3.550%
60+ Delinquency Loans to EO
P
Aggregate Securitization
V
alue
0.405%
Delinquency Trigger occurred
No
Loss Statistics
A
verage Net Loss / (Gain)
8,459.68
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Mont
h
A
verage
0.205%
Current Collection Period
Prior Collection Period
Second Prior Collection Period
Third Prior Collection Period
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
9,161,836.68
(87,930.45)
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Gross Losses
58
1,083
Losses
(1)
Amount
912,943.09
549,187.20
451,686.34
Number of Receivables
Number of Receivables
Amount
29,395,006.31
11,967,532.31
8,265,637.32
Current
Cumulative
0.553%
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50.
These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.
(0.401%)
0.340
%
0.396
%
0.486%